REVERSE CAPITALIZATION - Narrative (Details)				12 Months Ended			24 Months Ended
	Aug. 30, 2024 shares	Aug. 14, 2024 USD ($) shares	Mar. 28, 2024 shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Mar. 27, 2024 shares	Mar. 26, 2024 $ / shares shares	Feb. 16, 2024 USD ($) $ / shares shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares								31,709,747
Average purchase price per share (in dollars per share) | $ / shares				$ 0.0001			$ 0.0001		$ 10.70
Expense from share-based payment transactions with parties other than employees				$ 1,141,200
Listing expense				44,469,613	$ 0	$ 0
Incurred transaction related costs				7,628,685	6,150,988
Cumulative transaction related costs							$ 17,632,520
Issue costs not recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				1,583,063
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				12,394,616
Non cash acquisition related costs recognized in business combination paid with transaction proceeds				4,858,225
One-time cash bonus related to the Business Combination				285,000
Expense from share-based payment transactions				2,060,666	0	0
Forgiveness of loan received				9,765,972	$ 0	$ 0
Ordinary Class A
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares										1,500,000
Average purchase price per share (in dollars per share) | $ / shares										$ 10.00
Private Placement
Disclosure of detailed information about business combination [line items]
Issued capital, ordinary shares										$ 15,000,000
Class A TWO A
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares			1,500,000
Class B Ordinary Shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares) | shares			3,897,747
Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares									103,813
Average purchase price per share (in dollars per share) | $ / shares									$ 10.70
Number of shares outstanding (in shares) | shares			26,312,000
Dilutive effect of convertible instruments on weighted average number of ordinary shares | shares			1,500,000
Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	90,000	90,000
Liabilities from share-based payment transactions		$ 900,000
Accounts Payable and Accrued Expenses
Disclosure of detailed information about business combination [line items]
Issue costs not recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				692,615
Other Non-current Liabilities
Disclosure of detailed information about business combination [line items]
Issue costs not recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				$ 890,448